Net interest income	12 Months Ended
Dec. 31, 2018
Net interest income
Net interest income

The notes included in this section focus on the results and performance of the Barclays Bank Group. Information on the segmental performance, income generated, expenditure incurred, tax, and dividends are included here. For further detail on performance, please see Strategic Report on page 00.

	2018	2017	2016
	£m	£m	£m
Cash and balances at central banks	919	214	109
Loans and advances at amortised cost	5,554	5,951	7,060
Financial investments	-	385	371
Fair value through other comprehensive income	662	-	-
Other	324	367	(649)
Interest income	7,459	6,917	6,891
Deposits at amortised cost	(1,591)	(936)	(1,227)
Debt securities in issue	(493)	(461)	(374)
Subordinated liabilities	(1,397)	(1,225)	(988)
Other	(848)	(419)	474
Interest expense	(4,329)	(3,041)	(2,115)
Net interest income	3,130	3,876	4,776

Interest income presented above represents interest revenue calculated using the effective interest method.

Costs to originate credit card balances of £585m (2017: £486m; 2016: £470m) have been amortised to interest income during the period.

Interest income includes £9m (2017: £16m; 2016: £16m) accrued on impaired loans.

Included in net interest income is hedge ineffectiveness as detailed in Note 15, this amounts to £(127)m in 2018 (2017: £(63)m; 2016: £71m).